Share capital - At the market equity offering (Details) SFr / shares in Units, SFr in Millions, $ in Millions	3 Months Ended	64 Months Ended
	Jun. 30, 2024 SFr / shares shares	Dec. 31, 2025 CHF (SFr) SFr / shares shares	Dec. 31, 2025 USD ($) shares	Sep. 30, 2020 CHF (SFr)	Sep. 30, 2020 USD ($)
At the Market Equity Offering [Abstract]
Nominal value per share (in CHF per share) | SFr / shares		SFr 0.02
At the market equity offering
At the Market Equity Offering [Abstract]
Value of shares authorized for issue in offering				SFr 64.0	$ 80.0
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02
Number of treasury share issued (in shares) | shares		2,179,434	2,179,434
Proceeds from issuance of treasury shares, net of underwriting fees and transaction costs		SFr 14.9	$ 16.4
Issuance costs		SFr 0.5	$ 0.5
Number of shares issued during the period | shares	5,700,000